Residual Value Investment in Equipment on Lease (Details Narrative) (USD $)	Dec. 31, 2014	Sep. 15, 2014	Dec. 31, 2013
Purchased residual value interest	$ 2,192,362	$ 3,000,000
Original equipment cost		20,000,000
Percentage financing		15.00%
Loan Agreement Unrelated Third Party [Member]
Purchased residual value interest		$ 17,000,000
Percentage financing		85.00%